Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure Text Block

6. Inventories

	December 31, 2011	January 1, 2011
	$	$
Raw materials and work-in-process	147,051	98,140
Finished goods	83,222	84,529
Company-owned grain	17,351	21,897
Inventory reserve	(6,772)	(4,288)
	240,852	200,278

The change in the inventory reserve for the years ended December 31, 2011 and January 1, 2011 is comprised as follows:

	December 31, 2011	January 1, 2011
	$	$
Balance, beginning of year	4,288	9,799
Additions to reserve during the year	7,365	2,570
Reserves applied and inventories written off during the year	(4,844)	(8,062)
Effect of foreign exchange rate differences	(37)	(19)
Balance, end of year	6,772	4,288